Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Text Block [Abstract]
Bank deposits	$ 1,339.5		$ 3,372.1
Financial assets at FVTPL			1.7
Financial assets at FVTOCI	1,175.5		1,704.9
Financial assets at amortized cost	374.6		388.7
Interest income	$ 2,889.6	$ 103.5	$ 5,467.4